SUBSEQUENT EVENTS (Details) - Subsequent events - USD ($) $ / shares in Units, $ in Millions	Feb. 06, 2018	Jan. 30, 2018
Subsequent Events:
Dividend declared (in dollars per share)		$ 1.50
Dividend declared, date		Jan. 30, 2018
Dividend payable, date		Mar. 10, 2018
Shareholders of record, date		Feb. 09, 2018
Bonds issued in February 2018 | IBM Credit LLC
Subsequent Events:
Bonds issued	$ 2,000
3-year bonds issued in February 2018 | IBM Credit LLC | Floating rate debt securities
Subsequent Events:
Bonds issued	$ 450
Term of debt instrument	3 years
3-year bonds issued in February 2018 | IBM Credit LLC | Floating rate debt securities | LIBOR
Subsequent Events:
Variable interest added to basis (as a percent)	0.16%
3-year bonds issued in February 2018 | IBM Credit LLC | Fixed rate debt securities
Subsequent Events:
Bonds issued	$ 800
Term of debt instrument	3 years
Coupon rate (as a percent)	2.65%
5-year bonds issued in February 2018 | IBM Credit LLC | Fixed rate debt securities
Subsequent Events:
Bonds issued	$ 750
Term of debt instrument	5 years
Coupon rate (as a percent)	3.00%